Stockholders’ Deficit - Narrative (Details)				3 Months Ended	12 Months Ended
	Oct. 21, 2025 $ / shares	Oct. 20, 2025 $ / shares	Sep. 23, 2025 shares	Mar. 31, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Sep. 30, 2025 vote $ / shares shares	Dec. 31, 2024 $ / shares shares
Temporary Equity [Line Items]
Common stock and preferred stock, shares authorized (in shares) | shares						2,000,000,000
Common stock, shares authorized (in shares) | shares				1,980,000,000	1,980,000,000	1,980,000,000	265,000,000
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares) | shares						20,000,000
Preferred stock, par value (in dollars per share)						$ 0.0001
Common stock, number of votes per share | vote						1
Public and Private Placement Warrants
Temporary Equity [Line Items]
Period in which stock must reach mandatory closing price (in days)	20 days
Warrant exercise price (in dollars per share)	$ 9.28	$ 11.50
Warrants, redemption trigger price (in dollars per share)	14.53	18.00
Warrant, market value (in dollars per share)	$ 8.07
Warrants, adjusted exercise price, percentage of market value	115.00%
Warrants, adjusted redemption trigger price, percentage of market value	1.80
Public Warrants
Temporary Equity [Line Items]
Sale of stock, price per share (in dollars per share)		$ 18.00		$ 14.53
Period in which stock must reach mandatory closing price (in days)		20 days		20 days
Maximum period in which stock can reach mandatory closing price (in days)		30 days		30 days
Period for prior written notice before redemption (in days)		30 days		30 days
Warrants, redemption price (in dollars per share)		$ 0.01		$ 0.01
Warrant exercise price (in dollars per share)				9.28	9.28
Private Placement Warrants
Temporary Equity [Line Items]
Warrant exercise price (in dollars per share)				$ 9.28	$ 9.28
Transferable, assignable, or salable, period following closing (in days)					30 days
Legacy Kodiak Common Stock Warrants
Temporary Equity [Line Items]
Conversion of redeemable convertible preferred stock in connection with reverse recapitalization/Issuance of common stock upon exercise of common stock warrants (in shares) | shares			933,626